Unaudited Interim Condensed Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 125,427	$ 17,259	¥ 121,733
Restricted cash	16,974	2,336	22,166
Short-term investments	11,845	1,630	15,312
Accounts receivable, net	260,482	35,844	314,638
Prepayments and other assets, net	92,273	12,697	126,725
Inventories	6,018	828	12,503
Total current assets	513,019	70,594	613,077
Non-current assets
Property, equipment and software, net	4,223	581	1,819
Right-of-use assets	1,765	243	183
Equity method investments, net	145,696	20,048	145,696
Long-term equity investment, net	2,000	275	3,000
Goodwill, net	3,361	462
Other non-current assets	3,889	535	6,126
Total non-current assets	160,934	22,144	156,824
Total assets	673,953	92,738	769,901
Current liabilities
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB373,278 and RMB267,902 as of December 31, 2023 and June 30, 2024, respectively)	288,798	39,740	395,432
Customers’ refundable fees (including customers’ refundable fees of consolidated VIE without recourse to the Company of RMB30,657 and RMB30,235 as of December 31, 2023 and June 30, 2024, respectively)	31,863	4,384	31,554
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB80,109 and RMB91,931 as of December 31, 2023 and June 30, 2024, respectively)	109,435	15,059	117,556
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB1,590 and RMB1,005 as of December 31, 2023 and June 30, 2024, respectively)	5,270	725	5,068
Lease liabilities (including operating lease liabilities-current of consolidated VIE without recourse to the Company of RMB111 and RMB1,499 as of December 31, 2023 and June 30, 2024, respectively)	1,499	206	111
Total current liabilities	436,865	60,114	549,721
Non-current liabilities
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB28,243 and RMB24,975 as of December 31, 2023 and June 30, 2024, respectively)	25,407	3,496	28,654
Lease liabilities (including operating lease liabilities of consolidated VIE without recourse to the Company of RMB29 and RMB285 as of December 31, 2023 and June 30, 2024, respectively)	285	39	29
Total non-current liabilities	25,692	3,535	28,683
Total liabilities	462,557	63,649	578,404
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	5,243,427	721,520	5,243,416
Accumulated other comprehensive loss	(397,840)	(54,745)	(398,160)
Accumulated deficit	(4,632,043)	(637,390)	(4,649,428)
Total Fangdd Network Group Ltd. shareholders’ equity	213,561	29,387	195,845
Non-controlling interests	(2,165)	(298)	(4,348)
Total shareholders’ equity	211,396	29,089	191,497
Total liabilities and shareholders’ equity	673,953	92,738	769,901
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares value	17	2	17
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares value
Class C Ordinary Shares
Shareholders’ equity:
Ordinary shares value